Fair Value Measurement (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value as of January 1	$ 35,656	$ 29,025
Settlements	$ (4,994)	(10,795)
Additions		43,576
Change in fair value recognized in earnings	$ (23,671)	(26,150)
Fair value as of December 31	$ 6,991	$ 35,656